INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Purchased software	$710,616	$697,405
Capitalized software development costs	1,462,568	1,435,378
	2,173,184	2,132,783
Less: accumulated amortization	(1,604,877)	(1,261,739)
Intangible assets, net	$568,307	$871,044

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software at June 30, 2025:

Year ending June 30,
2025	$268,975
2026	298,497
2027	164
2028	164
2029 and after	507
Total future amortization expense	$568,307